OPERATING DATA - Aging of Trade Accounts Receivable (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Trade accounts receivables	$ 5,143	$ 3,072
Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	5,349	3,208
Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(206)	(136)
Not past due
Disclosure of provision matrix [line items]
Trade accounts receivables	4,250	2,686
Not past due | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	4,280	2,699
Not past due | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(30)	(13)
Overdue 1-30 days
Disclosure of provision matrix [line items]
Trade accounts receivables	321	214
Overdue 1-30 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	322	215
Overdue 1-30 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	(1)
Overdue 31-60 days
Disclosure of provision matrix [line items]
Trade accounts receivables	80	48
Overdue 31-60 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	80	49
Overdue 31-60 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	0	(1)
Overdue 61-90 days
Disclosure of provision matrix [line items]
Trade accounts receivables	121	26
Overdue 61-90 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	121	26
Overdue 61-90 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	0	0
Overdue 91-180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	208	39
Overdue 91-180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	210	42
Overdue 91-180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(2)	(3)
More than 180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	163	59
More than 180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	336	177
More than 180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	$ (173)	$ (118)